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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                               Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------

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Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:             Highfields Capital Management LP
Address:          200 Clarendon Street, 51st Floor
                  Boston, MA 02116

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13F File Number                28-3499
                               -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn                Boston, Massachusetts        May 17, 2004
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Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:  None






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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  2
                                    -

Form 13F Information Table Entry Total:   80
                                         ----

Form 13F Information Table Value Total:  $3,040,382 (x 1000)
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List of Other Included Managers:
         01    File Number 28-7618         Jonathon S. Jacobson
         02    File Number 28-7616         Richard L. Grubman

               Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 4        Name of Reporting Manager Highfields Capital Management LP
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Preliminary Report
13 F Report as of Mar 31st , 2004

Item 1:                             Item 2:      Item 3:   Item 4:   Item 5:                  Item 6:     Item 7:     Item 8:
                                                                    ---------
Draft One                                                           SHARES OR
                                    Title        CUSIP     VALUE    PRINCIPAL               INVESTMENT    OTHER   -VOTING AUTHORITY-
Name Of Issuer                     Of Class     Number     x$1000    AMOUNT     PRN   CALL  DISCRETION   MANAGERS  SOLE SHARED NONE
3M Co                                COM        88579Y101   3,275     40,000    SHRS   PUT/  OTHER        01/02           X
Aetna Inc                            COM        00817Y108  185,676  2,069,500   SHRS         OTHER        01/02           X
Affiliated Computer Services        CL A        008190100  136,845  2,636,700   SHRS   PUT/  OTHER        01/02           X
Albemarle Corp                       COM        012653101   22,626   780,200    SHRS         OTHER        01/02           X
Aramark Corp                        CL B        038521100  147,765  5,390,899   SHRS         OTHER        01/02           X
Aspen Insurance Holdings Ltd         SHS        G05384105   25,513   990,800    SHRS         OTHER        01/02           X
AT&T Wireless Svcs Inc               COM        00209A106   1,463    107,500    SHRS         OTHER        01/02           X
Bank One Corp                        COM        06423A103   27,069   496,500    SHRS         OTHER        01/02           X
Barrick Gold Corp                    COM        067901108   27,842  1,170,800   SHRS         OTHER        01/02           X
Blockbuster Inc                     CL A        093679108   17,500  1,000,000   SHRS         OTHER        01/02           X
Caesars Entmt Inc                    COM        127687101   13,040  1,000,000   SHRS         OTHER        01/02           X
CapitalSource Inc                    COM        14055X102  107,877  5,339,103   SHRS         OTHER        01/02           X
Career Education Corp                COM        141665109   98,787  1,746,899   SHRS         OTHER        01/02           X
Carnival Corp                        COM        143658300   42,665   950,000    SHRS         OTHER        01/02           X
Carnival Corp                        COM        143658300   22,500   501,000    SHRS   CALL  OTHER        01/02           X
ChoicePoint Inc                      COM        170388102   13,577   357,000    SHRS         OTHER        01/02           X
Circuit City Store Inc               COM        172737108  178,317  15,780,300  SHRS         OTHER        01/02           X
Citigroup Inc                 *W EXP 99/99/999  172967127   2,806   2,863,100   SHRS         OTHER        01/02           X
Citizens Communications Co           COM        17453B101   1,911    147,700    SHRS         OTHER        01/02           X
City Investing Co Liq Tr        Unit Ben Int    177900107   1,144    586,900    SHRS         OTHER        01/02           X
Comcast Corp                        CL A        20030n200   72,803  2,614,127   SHRS         OTHER        01/02           X
Comcast Corp                        CL A        20030n101   13,293   462,511    SHRS         OTHER        01/02           X
Commerce Bancorp Inc                 COM        200519106   22,241   337,600    SHRS   PUT/  OTHER        01/02           X
Commonwealth Tel Enterprises         COM        203349105   7,496    182,776    SHRS         OTHER        01/02           X
Cree Inc                             COM        225447101   1,556     70,000    SHRS   PUT/  OTHER        01/02           X
Danaher Corp                         COM        235851102   2,801     30,000    SHRS   PUT/  OTHER        01/02           X
DirecTV Group Inc                    COM        25459L106  165,080  10,733,424  SHRS         OTHER        01/02           X
Disney Walt  Co                      COM        254687106   37,160  1,487,000   SHRS   CALL  OTHER        01/02           X
Dobson Communications Corp          CL A        256069105   2,980   1,031,000   SHRS         OTHER        01/02           X
Downey Finl Corp                     COM        261018105   7,633    144,300    SHRS         OTHER        01/02           X
Du Pont E I De Nemours & Co          COM        263534109   2,111     50,000    SHRS   CALL  OTHER        01/02           X
Eclipsys Corp                        COM        278856109   21,441  1,590,600   SHRS         OTHER        01/02           X
El Paso Elec Co                      COM        283677854   64,406  4,653,600   SHRS         OTHER        01/02           X
Fastenal Co                          COM        311900104   4,027     75,000    SHRS   PUT/  OTHER        01/02           X
Franklin Res Inc                     COM        354613101   17,094   307,000    SHRS   PUT/  OTHER        01/02           X
General Elec Co                      COM        369604103   9,461    310,000    SHRS         OTHER        01/02           X
InteractiveCorp                      COM        45840Q101   3,163    100,000    SHRS   CALL  OTHER        01/02           X
Intergraph Corp                      COM        458683109   28,628  1,183,950   SHRS         OTHER        01/02           X
International Game Technology        COM        459902102   3,147     70,000    SHRS   CALL  OTHER        01/02           X
Internet Cap Group Inc        Note 5.500% 12/2  46059CAA4   12,211  12,130,000   PRN         OTHER        01/02           X
ITT Educational Services Inc         COM        45068B109    992      31,800    SHRS         OTHER        01/02           X
Janus Cap Group Inc                  COM        47102X105  306,945  18,738,987  SHRS         OTHER        01/02           X
King Pharmaceuticals Inc             COM        495582108   10,818   642,400    SHRS         OTHER        01/02           X
Knology Inc                          COM        499183804   7,126   1,034,289   SHRS         OTHER        01/02           X
Laidlaw Intl Inc                     COM        50730R102   38,392  2,638,635   SHRS         OTHER        01/02           X
Liberty Media Corp                COM SER A     530718105   1,314    120,000    SHRS         OTHER        01/02           X
Louisiana Pac Corp                   COM        546347105   16,886   654,500    SHRS         OTHER        01/02           X
Lucent Technologies Inc              COM        549463107    617     150,000    SHRS         OTHER        01/02           X
MCF Corp                             COM        580395101   11,650  5,000,000   SHRS         OTHER        01/02           X
Microsoft Corp                       COM        594918104   4,969    199,000    SHRS         OTHER        01/02           X
Microsoft Corp                       COM        594918104   4,612    185,000    SHRS   CALL  OTHER        01/02           X
Mony Group Inc                       COM        615337102   68,681  2,184,500   SHRS         OTHER        01/02           X
MSC Software Corp                    COM        553531104    223      25,300    SHRS   CALL  OTHER        01/02           X
National Australia Bk Ltd      CAP UTS EXCHBL   632525309   9,825    250,000    SHRS         OTHER        01/02           X
News Corp Ltd                    SP ADR PFD     652487802   37,978  1,197,676   SHRS         OTHER        01/02           X
Owens Ill Inc                        COM        690768403   28,040  2,000,000   SHRS         OTHER        01/02           X
P F Changs China Bistro Inc          COM        69333Y108   45,784   909,500    SHRS   PUT/  OTHER        01/02           X
Pactiv Corp                          COM        695257105   30,204  1,357,500   SHRS         OTHER        01/02           X
PartnerRe Ltd                        COM        G6852T105   32,397   573,900    SHRS         OTHER        01/02           X
Prudential Finl Inc                  COM        744320102   86,994  1,942,700   SHRS         OTHER        01/02           X
Quanta Svcs Inc                      COM        74762E102    708     100,000    SHRS         OTHER        01/02           X
Ralcorp Hldgs Inc                    COM        751028101   42,845  1,408,000   SHRS         OTHER        01/02           X
Readers Digest Assn Inc              COM        755267101  117,250  8,327,431   SHRS         OTHER        01/02           X
Sears Roebuck & Co                   COM        812387108   2,148     50,000    SHRS         OTHER        01/02           X
Sears Roebuck & Co                   COM        812387108   2,148     50,000    SHRS   PUT/  OTHER        01/02           X
Semiconductor HLDRS TR            Dep Rcpt      816636203   10,874   275,300    SHRS         OTHER        01/02           X
Silicon Graphics Inc                 COM        827056102   34,581  13,614,600  SHRS         OTHER        01/02           X
Smithfield Foods Inc                 COM        832248108  111,775  4,121,490   SHRS         OTHER        01/02           X
Sothebys Hldgs Inc                  CL A        835898107   5,277    410,700    SHRS         OTHER        01/02           X
Station Casinos Inc                  COM        857689103   22,045   499,100    SHRS         OTHER        01/02           X
Sysco Corp                           COM        871829107    531      13,600    SHRS   PUT/  OTHER        01/02           X
Time Warner Inc.                     COM        887317105  134,450  7,974,500   SHRS         OTHER        01/02           X
Trizec Properties Inc                COM        89687P107   2,099    122,375    SHRS         OTHER        01/02           X
UnitedGlobalCom                     CL A        913247508   2,547    300,000    SHRS         OTHER        01/02           X
Waddell & Reed Finl Inc             CL A        930059100   95,864  3,909,645   SHRS         OTHER        01/02           X
Wal Mart Stores Inc                  COM        931142103   4,775     80,000    SHRS   PUT/  OTHER        01/02           X
White Mtns Ins Group Ltd             COM        G9618E107   44,449    84,745    SHRS         OTHER        01/02           X
Williams Cos Inc Del                 COM        969457100   55,091  5,756,600   SHRS         OTHER        01/02           X
Williams Cos Inc Del                 COM        969457100    408      42,600    SHRS   CALL  OTHER        01/02           X
Xerox Corp                           COM        984121103   29,140  2,000,000   SHRS         OTHER        01/02           X
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